Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Accrued expenses and other payables of VIE without recourse to the Company	¥ 274,883,563	$ 42,127,750	¥ 264,816,284
Payable for business acquisition of VIE without recourse to the Company | ¥	¥ 4,642,082		¥ 19,642,082
Common shares, Par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Common shares, authorized shares	500,000,000	500,000,000	500,000,000
Common shares, Issued shares	63,889,448	63,889,448	64,044,572
Common shares, Outstanding shares	62,701,002	62,701,002	62,357,078
Treasury shares, number of common shares	585,358	585,358	585,358
Variable Interest Entity, Primary Beneficiary | Nonrecourse
Accrued expenses and other payables of VIE without recourse to the Company | ¥	¥ 71,562